Commitments	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
Commitments	COMMITMENTS
At December 31, 2024, the Company had contractual obligations and commitments as follows:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Operating (1)	16.1	20.9	10.4	2.6	50.0
Gas processing	87.5	174.0	143.4	469.3	874.2
Transportation	253.2	391.6	373.1	507.8	1,525.7
Total contractual commitments (2)	356.8	586.5	526.9	979.7	2,449.9
(1)Includes operating costs on the Company's office space, net of $17.2 million recoveries from subleases.
(2)Excludes contracts accounted for under IFRS 16 Leases. See Note 14 - "Leases" for additional information.